Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 17,072	$ 10,676	$ 42,542	$ 19,702
Cost of revenue	19,301	14,249	36,754	30,981
Gross profit (loss)	(2,229)	(3,573)	5,788	(11,279)
Operating expenses:
Sales and marketing	207,790	124,759	385,074	194,067
Research and development	250,006	353,226	454,405	558,029
General and administrative	946,175	1,731,190	1,753,774	2,222,473
Total operating expenses	1,403,971	2,209,175	2,593,253	2,974,569
(Loss) from operations	(1,406,200)	(2,212,748)	(2,587,465)	(2,985,848)
Other (expense):
Interest expense	(47,139)	(1,340,666)	(48,519)	(1,503,407)
Change in value of warrant and derivative liabilities	(11,800)	0	(11,800)	0
Other, net	583	(1,447)	(234)	(1,695)
Total other (expense)	(58,356)	(1,342,114)	(60,552)	(1,505,102)
(Loss) before income taxes	(1,464,557)	(3,554,862)	(2,648,017)	(4,490,950)
Income tax provision	0	0	0	0
Net (loss)	(1,464,557)	(3,554,862)	(2,648,017)	(4,490,950)
Dividends accrued for preferred stockholders	0	(128,208)	0	(415,523)
Net (loss) allocable to common stockholders	$ (1,464,557)	$ (3,683,070)	$ (2,648,017)	$ (4,906,473)